TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Statutory income tax rate	25.00%	25.00%	25.00%